Reserves for Losses (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Card Member Receivables And Related Reserves Evaluated Separately and Collectively For Impairment [Abstract]
Card Member receivables evaluated separately for impairment	$ 50	$ 117	$ 174
Reserves on Card Member receivables evaluated separately for impairment	38	91	118
Card Member receivables evaluated collectively for impairment	44,113	42,649	40,716
Reserves on Card Member receivables evaluated collectively for impairment	$ 348	$ 337	$ 320